1
Portfolio of Investments September 30, 2025
Global Real Estate Securities
(Unaudited)
LONG-TERM INVESTMENTS - 99.1%
173 COMMON STOCK RIGHTS - 0.0%
SINGAPORE - 0.0%
1,650 (a) Keppel DC REIT $ 173
TOTAL COMMON STOCK RIGHTS
(Cost $–) 173
SHARES DESCRIPTION VALUE
46586351 COMMON STOCKS - 99.1%
AUSTRALIA - 6.2%
33,186 Dexus 157,561
56,272 Goodman Group 1,219,471
116,206 Ingenia Communities Group 417,965
10,057 (b) NEXTDC Ltd 112,827
200,574 Scentre Group 541,023
88,565 Stockland 358,176
69,251 Vicinity Ltd 115,373
TOTAL AUSTRALIA 2,922,396
BELGIUM - 0.6%
3,649 Montea NV 294,529
TOTAL BELGIUM 294,529
CANADA - 2.3%
15,631 Chartwell Retirement Residences 226,654
17,024 (b) Dream Industrial Real Estate Investment Trust 152,050
13,976 Killam Apartment Real Estate Investment Trust 180,462
19,480 Primaris Real Estate Investment Trust 214,578
22,609 Sienna Senior Living Inc 302,980
TOTAL CANADA 1,076,724
FRANCE - 1.6%
11,960 (b) Carmila SA 247,289
4,647 Unibail-Rodamco-Westfield 489,397
TOTAL FRANCE 736,686
GERMANY - 1.6%
227,147 Sirius Real Estate Ltd 298,617
26,139 TAG Immobilien AG 452,217
TOTAL GERMANY 750,834
HONG KONG - 3.3%
103,698 Hongkong Land Holdings Ltd 656,408
32,879 Link REIT 168,932
38,751 Sun Hung Kai Properties Ltd 463,522
86,547 Swire Properties Ltd 246,323
TOTAL HONG KONG 1,535,185
ITALY - 0.3%
13,928 Infrastrutture Wireless Italiane SpA 163,674
TOTAL ITALY 163,674
JAPAN - 9.2%
69 GLP J-Reit 63,688
276 Invincible Investment Corp 125,856
321 KDX Realty Investment Corp 365,693
116 LaSalle Logiport REIT 112,541
13,955 Mitsubishi Estate Co Ltd 320,739
496 Mitsui Fudosan Accommodations Fund Inc 442,934
105,543 Mitsui Fudosan Co Ltd 1,148,952
369 Nippon Building Fund Inc 348,078
605 Nippon Prologis REIT Inc 353,520
3,013 (b) Open House Group Co Ltd 155,902
234 Orix JREIT Inc 158,661
444 Star Asia Investment Corp 181,080
12,317 Sumitomo Realty & Development Co Ltd 543,295
TOTAL JAPAN 4,320,939

Portfolio of Investments September 30, 2025
(continued)
Global Real Estate Securities
2
SHARES DESCRIPTION VALUE
MEXICO - 0.4%
6,279 Corp Inmobiliaria Vesta SAB de CV, ADR $ 177,633
TOTAL MEXICO 177,633
NETHERLANDS - 0.7%
14,146 CTP NV 315,683
TOTAL NETHERLANDS 315,683
SINGAPORE - 3.6%
170,156 CapitaLand Ascendas REIT 368,216
74,313 Capitaland India Trust 69,131
199,088 CapitaLand Integrated Commercial Trust 353,569
235,929 Frasers Centrepoint Trust 424,432
20,628 Keppel DC REIT 38,250
53,079 Mapletree Industrial Trust 87,701
375,618 (b) NTT DC REIT 375,618
TOTAL SINGAPORE 1,716,917
SPAIN - 1.6%
15,402 (c) Cellnex Telecom SA 533,486
14,753 Merlin Properties Socimi SA 223,415
TOTAL SPAIN 756,901
SWEDEN - 2.4%
13,489 Cibus Nordic Real Estate AB publ 242,932
45,853 (b) Dios Fastigheter AB 318,346
79,494 (b) Fastighets AB Balder 569,614
TOTAL SWEDEN 1,130,892
UNITED KINGDOM - 3.2%
10,126 (b) Derwent London PLC 238,141
97,829 LondonMetric Property PLC 239,685
22,699 Safestore Holdings PLC 200,873
6,118 (b) Segro PLC 54,059
211,111 Tritax Big Box REIT PLC 411,494
34,968 UNITE Group PLC/The 338,665
TOTAL UNITED KINGDOM 1,482,917
UNITED STATES - 62.1%
8,493 Acadia Realty Trust 171,134
11,433 Agree Realty Corp 812,200
5,146 American Homes 4 Rent, Class A 171,104
2,642 American Tower Corp 508,109
2,531 AvalonBay Communities Inc 488,913
4,422 Brixmor Property Group Inc 122,401
16,814 Broadstone Net Lease Inc 300,466
918 Camden Property Trust 98,024
20,142 CareTrust REIT Inc 698,525
1,094 (b) CBRE Group Inc, Class A 172,371
10,017 COPT Defense Properties 291,094
1,080 Cousins Properties Inc 31,255
8,489 Crown Castle Inc 819,104
2,289 CubeSmart 93,071
12,561 Curbline Properties Corp 280,110
7,737 Digital Realty Trust Inc 1,337,573
4,717 EastGroup Properties Inc 798,399
25,561 Empire State Realty Trust Inc, Class A 195,797
2,720 Equinix Inc 2,130,413
4,130 Equity LifeStyle Properties Inc 250,691
12,674 Equity Residential 820,388
11,334 Essential Properties Realty Trust Inc 337,300
1,751 Essex Property Trust Inc 468,673
6,323 Extra Space Storage Inc 891,164
5,019 First Industrial Realty Trust Inc 258,328
3,825 Four Corners Property Trust Inc 93,330
12,357 Gaming and Leisure Properties Inc 575,960
26,270 (b) GO Residential Real Estate Investment Trust 332,315
7,120 Healthpeak Properties Inc 136,348

SHARES DESCRIPTION VALUE
UNITED STATES (continued)
5,112 Highwoods Properties Inc $ 162,664
31,611 Invitation Homes Inc 927,151
10,401 Iron Mountain Inc 1,060,278
15 (b) Jones Lang LaSalle Inc 4,474
31,673 Kimco Realty Corp 692,055
1,319 Lamar Advertising Co, Class A 161,472
6,181 Lineage Inc 238,834
6,504 Macerich Co/The 118,373
920 Marriott International Inc/MD, Class A 239,605
414 Mid-America Apartment Communities Inc 57,848
8,159 NETSTREIT Corp 147,352
5,618 NNN REIT Inc 239,158
1,925 Omega Healthcare Investors Inc 81,273
20,414 Prologis Inc 2,337,811
3,741 Public Storage 1,080,588
825 (b) Rayonier Inc 21,896
5,200 Realty Income Corp 316,108
3,637 Regency Centers Corp 265,137
892 Ryman Hospitality Properties Inc 79,914
17,821 Sabra Health Care REIT Inc 332,183
5,356 Simon Property Group Inc 1,005,161
6,697 SITE Centers Corp 60,340
4,520 SL Green Realty Corp 270,341
1,589 (b) Smartstop Self Storage REIT Inc 59,810
922 STAG Industrial Inc 32,537
4,197 Sun Communities Inc 541,413
4,118 Terreno Realty Corp 233,697
3,983 UDR Inc 148,407
8,102 Urban Edge Properties 165,848
17,496 Ventas Inc 1,224,545
10,186 Veris Residential Inc 154,827
7,056 VICI Properties Inc 230,096
15,879 Welltower Inc 2,828,685
TOTAL UNITED STATES 29,204,441
TOTAL COMMON STOCKS
(Cost $39,061,777) 46,586,351
TOTAL LONG-TERM INVESTMENTS
(Cost $39,061,777) 46,586,524
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
550,000 REPURCHASE AGREEMENTS - 1.2%
$ 550,000 (d) Fixed Income Clearing Corp 4.150% 10/01/25 550,000
TOTAL REPURCHASE AGREEMENTS
(Cost $550,000) 550,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $550,000) 550,000
TOTAL INVESTMENTS (Cost $39,611,777) - 100.3% 47,136,524
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (125,744)
NET ASSETS - 100% $ 47,010,780
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $533,486 or 1.1% of Total Investments.
(d) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $550,063 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $561,191.

Portfolio of Investments September 30, 2025
(continued)
Global Real Estate Securities
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 173 $ 173
Common Stocks 32,714,143 13,872,208 – 46,586,351
Short-Term Investments:
Repurchase Agreements – 550,000 – 550,000
Total $ 32,714,143 $ 14,422,208 $ 173 $ 47,136,524